Secured Convertible Note Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible note

	2021	2020

Secured Convertible Note payable, including accreted amount	$1,824,176	$–
Valuation discount	(795,590)	–

Secured convertible Note, net	$1,028,586	$–